CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Currency (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	€ 349,176	€ 261,380
Euro
Disclosure of financial assets [line items]
Trade receivables	166,846	118,104
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	152,537	118,233
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	12,814	6,096
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	4,701	5,099
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	6,104	7,230
Other
Disclosure of financial assets [line items]
Trade receivables	€ 6,174	€ 6,618